CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (668)	$ 118	$ (6,444)
Adjustments required to reconcile net income (loss) from continuing operations to net cash used in operating activities:
Depreciation	190	241	351
Stock-based compensation	66	95	(2)
Gain on sale of marketable securities	(1,862)	(326)	(689)
Accrued severance pay, net	23	7	6
Deferred taxes, net	230	(345)
Decrease (increase) in trade receivables	(443)	(984)	698
Decrease (increase) in other current assets and prepaid expenses	158	(138)	142
Increase (decrease) in trade payables	(9)	193	(600)
Increase in accrued expenses and other liabilities	352	32	173
Increase in deferred revenue	34	160	1,591
Decrease in other long-term liabilities	(41)	(40)
Other	2	6	10
Net cash used in operating activities	(1,968)	(981)	(4,764)
Cash flows from investing activities:
Proceeds from the sale of marketable securities	7,879	1,111	5,590
Investment in marketable securities	(6,048)
Purchase of property and equipment	(150)	(127)	(81)
Proceeds from sale of property and equipment			1
Decrease (increase) in restricted cash	(190)	6	(116)
Net cash provided by investing activities	1,491	990	5,394
Effect of exchange rate changes on cash	(107)	36	13
Increase (decrease) in cash and cash equivalents	(584)	45	643
Cash and cash equivalents at the beginning of the year	3,632	3,587	2,944
Cash and cash equivalents at the end of the year	3,048	3,632	3,587
Supplemental disclosure of cash flows activities:
Cash paid during the year for taxes on income	219	104	65
Non-cash investing information:
Investment in leasehold improvements and Computers and peripheral equipment upon accrued expenses and other liabilities	10		40
Investment in leasehold improvements upon other long-term liabilities		$ 6	$ 168